Summary of Significant Accounting Policies (Details)	6 Months Ended			12 Months Ended
	Jun. 30, 2025 USD ($)	Jun. 30, 2025 CNY (¥)	Jun. 30, 2024 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CNY (¥)
Summary of Significant Accounting Policies [Line Items]
Insurance limit	$ 69,846	¥ 500,000
Estimated residual value	5.00%	5.00%
Straight-line basis over the service term	3 years	3 years
Intangible assets amount	$ 12,319
Performance obligation amount	37,430		32,969
Deferred contract costs	38,923			$ 96,656
Impairment for contract costs amount	13,165
Received a government subsidy	$ 64,728
Largest amount rate	50.00%
Value added tax, percentage	13.00%	13.00%
Deposit insurance	$ 69,846	¥ 500,000
Bank deposit	1,752,917			2,076,738
Insurance coverage	$ 1,607,986	¥ 11,510,929		$ 1,884,691	¥ 13,547,914
Materially and adversely affect percentage	0.41%	0.41%		1.49%	1.49%
Costs of revenues	$ 3,793,049		2,994,601
Operating expenses	1,467,073		1,926,626
Mingteng International [Member]
Summary of Significant Accounting Policies [Line Items]
Bank deposit	75,085			$ 171,327
Employee Social Benefits [Member]
Summary of Significant Accounting Policies [Line Items]
Costs of revenues	$ 142,373
Operating expenses			$ 99,528
Minimum [Member]
Summary of Significant Accounting Policies [Line Items]
Lease term percentage	75.00%
Leases initial terms	1 year	1 year
Maximum [Member]
Summary of Significant Accounting Policies [Line Items]
Lease term percentage	90.00%
Leases initial terms	3 years	3 years